DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Revenue from External Customers by Product Cateogry (Tables)	6 Months Ended
Jun. 28, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The Company’s net sales by product category were as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
Product Category(1)	For the Three Months Ended June 28, 2013	For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013	For the Six Months Ended June 29, 2012
JanSan	$188,467	$121,275	$367,668	$234,944
Plumbing	70,215	70,301	141,681	141,340
Hardware, tools and fixtures	31,978	31,274	61,946	60,060
HVAC	36,871	35,345	61,814	61,330
Electrical and lighting	20,499	20,629	40,911	40,700
Appliances and parts	19,518	19,072	37,323	36,668
Security and safety	16,558	15,803	33,330	32,144
Other	21,600	21,122	41,786	41,217
Total	$405,706	$334,821	$786,459	$648,403
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(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior period in this table has been recast to be consistent with current presentation.